Significant Accounting Policies (Details) - Schedule of Estimated Useful Life for the Intangible Assets	Dec. 31, 2023
Customer Relationships [Member]
Significant Accounting Policies (Details) - Schedule of Estimated Useful Life for the Intangible Assets [Line Items]
Estimated useful life	3 years
Trade Names [Member]
Significant Accounting Policies (Details) - Schedule of Estimated Useful Life for the Intangible Assets [Line Items]
Estimated useful life	10 years
Technology-Based Intangible Assets [Member]
Significant Accounting Policies (Details) - Schedule of Estimated Useful Life for the Intangible Assets [Line Items]
Estimated useful life	7 years